DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023
Revenue	$ 398,098	$ 1,101,506	$ 3,297,916	$ 7,309,996
Discontinued operations for IST
Revenue	0	430,234	107,639
Revenue			1,090,047
Net loss	0	$ 77,579	$ (557)
Net liabilities of IST recognized gain on disposal of discontinued operations	$ 77,579				$ 126,101